Land Held for Sale (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Land Held for Sale [Abstract]
Land Held for Sale
	June 30,	September 30,
	2015	2014

Cost	$-	$2,114,412
Less: Valuation allowance	-	(889,143)

	$-	$1,225,269

	September 30,
	2014	2013
Cost	$2,114,412	$1,432,237
Less: Valuation allowance	889,143	619,700
	$1,225,269	$812,537